Warrant Liability	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Warrant Liability

At December 31, 2012 and 2011, the Company had approximately $3.1 million and $0.9 million of warrant liabilities, respectively, and recognized $1.2 million and $3.7 million in other income from changes in fair value of warrants, respectively.

	Warrant	Exercise	Estimated fair value		Change in estimated fair value
Date	Shares	Price	2012	2011	2012	2011
11/16/2009	5,522	$650.00	$-	$41,000	$(40,000)	$(524,000)
11/16/2009	414	$575.00	-	-	-	(1,000)
10/7/2010	10,500	$300.00	3,000	157,000	(154,000)	(1,069,000)
10/7/2010	630	$312.50	-	-	-	(50,000)
1/19/2011	10,673	$160.00	7,000	184,000	(177,000)	(1,277,000)
1/19/2011	640	$162.50	-	1,000	(1,000)	(65,000)
10/25/2011	26,628	$44.80	106,000	528,000	(422,000)	(709,000)
10/25/2011	799	$59.13	-	6,000	(6,000)	(22,000)
2/2/2012	10,648	$28.00	49,000	-	(144,000)	-
2/2/2012	1,597	$27.00	-	-	(21,000)	-
11/8/2012	483,657	$6.53	2,960,000	-	(237,000)	-
			3,125,000	$917,000	$(1,202,000)	$(3,717,000)

The Company used the following assumptions in the Black-Scholes calculation used to measure the fair value of warrants at December 31, 2011 and 2012 (as retroactively adjusted for the 2012 and 2011 reverse stock splits).

As of December 31, 2011
Grant Date	11/16/09	10/07/10	01/19/11	10/25/11
Shares	5,522	10,500	10,673	26,628
Stock price	$23.40	$23.40	$23.40	$23.40
Exercise price	$650.00	$300.00	$160.00	$44.80
Expected terms (yrs)	2.9	3.8	4.1	4.8
Risk-free interest rate	0.36%	0.60%	0.60%	0.83%
Estimated volatility	144.55%	156.71%	156.71%	143.85%

As of December 31, 2012
Grant Date	11/16/09	10/07/10	01/19/11	10/25/11	02/02/12	11/08/12
Shares	5,522	10,500	10,673	26,628	10,648	483,657
Stock price	$6.83	$6.83	$6.83	$6.83	$6.83	$6.83
Exercise price	$650.00	$300.00	$160.00	$44.80	$28.00	$6.53
Expected terms (yrs)	1.9	2.8	3.1	3.8	4.1	4.9
Risk-free interest rate	0.25%	0.36%	0.36%	0.54%	0.54%	0.72%
Estimated volatility	110.99%	101.94%	101.94%	133.28%	133.28%	146.03%

As of the date of issuance for warrants issued in 2011 and 2012
Grant Date	01/19/11	10/25/11	02/02/12	11/08/12
Shares	10,673	26,628	10,648	483,657
Stock price	$155.00	$51.40	$20.60	$7.31
Exercise price	$160.00	$44.80	$28.00	$6.53
Expected terms (yrs)	5	5	5	5
Risk-free interest rate	1.95%	1.01%	0.71%	0.65%
Estimated volatility	138.7%	144.6%	144.7%	146.0%